Trade and other payables and Other non-current liabilities - Summary of Trade and Other Payables (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Financial
Unclaimed/unpaid dividend		₨ 941		$ 12		₨ 960
Trade payables		79,064		1,048		92,734
Amount due to related party		1,772		23		1,207
Liabilities for capital expenditure		67,219		892		60,629
Profit petroleum payable		6,891		91		10,251
Security deposit and retentions		2,015		27		1,734
Other liabilities		46,114		612		55,896
Liability for Structured investments						20,699
Put option liability with non-controlling interests	[1]	2,472		33		1,953
Lease liability		6,599	[2]	88	[2]	1,390	$ 18
Financial liabilities		213,087		2,826		246,063
Non Financial
Statutory Liabilities		31,318		416		31,211
Amount payable to owned post employment benefit trust		506		7		783
Advances from customers	[3]	80,570		1,069		91,949
Advance from related party		214		3		22
Other payables		1,697		22		1,939
Total - Non Financial		114,305		1,517		125,904
Trade and other payables		327,392		4,343		371,967
Non current [member]
Financial
Trade payables						599
Liabilities for capital expenditure		8,107		108		519
Security deposit and retentions						114
Other liabilities		2,419		32		2,572
Liability for Structured investments						9,935
Put option liability with non-controlling interests	[1]	2,472		33		1,953
Lease liability	[2]	2,033		27
Financial liabilities		15,031		200		15,692
Non Financial
Advances from customers	[3]	1,683		22
Other payables		18		0
Total - Non Financial		1,701		22
Trade and other payables		16,732		222		15,692
Current [member]
Financial
Unclaimed/unpaid dividend		941		12		960
Trade payables		79,064		1,048		92,135
Amount due to related party		1,772		23		1,207
Liabilities for capital expenditure		59,112		784		60,110
Profit petroleum payable		6,891		91		10,251
Security deposit and retentions		2,015		27		1,620
Other liabilities		43,695		580		53,324
Liability for Structured investments						10,764
Lease liability	[2]	4,566		61
Financial liabilities		198,056		2,626		230,371
Non Financial
Statutory Liabilities		31,318		416		31,211
Amount payable to owned post employment benefit trust		506		7		783
Advances from customers	[3]	78,887		1,047		91,949
Advance from related party		214		3		22
Other payables		1,679		22		1,939
Total - Non Financial		112,604		1,495		125,904
Trade and other payables		₨ 310,660		$ 4,121		₨ 356,275

[1]	The non-controlling shareholders of ASI have an option to offload their shareholding to the Group. The option is exercisable at any time within the period of three years following the fifth anniversary of the date of shareholders’ agreement (December 22, 2017) at a price higher of ₹ 52 ($ 0.757 per share) and the fair market value of the share. Therefore, the liability is carried at higher of the two. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.
[2]	Movement in lease liabilities is as follows:
[3]	Advance from customers are contract liabilities to be settled through delivery of goods. The amount of such balances as on April 01, 2018 was ₹ 49,442 million and April 01, 2019 was ₹ 91,949 million. The Group has refunded ₹ 10,460 million and ₹ 6,499 million ($ 86 million) to the customers during the year ended March 31, 2019 and March 31, 2020 respectively and recognised revenue of ₹ 37,867 million and ₹ 84,886 million ($ 1,126 million) out of such opening balances respectively. All other changes are either due to receipt of new advances or exchange differences.